SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended		61 Months Ended
	Jul. 02, 2021	Nov. 30, 2021	Oct. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021
Subsequent Event [Line Items]
Purchase of assets consideration value				$ 750,000
Shares Issued, Price Per Share	$ 7.00
Shares issued	1,910,000
Proceeds from issuance of common stock						$ 10,820	$ 346,010	$ 7,000	$ 1,820,000
Common stock purchase price				77,264
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued						2,423	76,891	1,556
Conversion of stock, shares issued							324,150
IPO [Member]
Subsequent Event [Line Items]
Number of warrants to purchase per share							$ 7.00		$ 7.00
Shares Issued, Price Per Share					$ 7.00
Number of warrants to purchase							87,500		87,500
Warrants expires date							Jun. 30, 2026
IPO [Member] | Pre Offering Costs [Member]
Subsequent Event [Line Items]
Professional fees and listing expenses							$ 470,000
IPO [Member] | Accounts Payable [Member]
Subsequent Event [Line Items]
Professional fees and listing expenses							$ 309,000
IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued							1,910,000
Proceeds from issuance of common stock							$ 11,820,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of assets consideration value			$ 600,000	$ 750,000
Stock purchase percentage			50.00%
Stock Repurchased During Period, Value			$ 300,000
Stock Repurchased During Period, Shares			33,877
Shares Issued, Price Per Share	$ 7.00
Shares issued	1,912,500
Common stock purchase price				77,264
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Sale of stock, price per share	$ 7.00
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from sale of stock		$ 15,000,000.0
Sale of stock, shares		1,500,000
Warrants to purchase shares		750,000
Number of warrants to purchase per share		$ 14.68
Warrants and Rights Outstanding, Term		5 years
Shares Issued, Price Per Share		$ 10.00
Proceeds from warrants exercise		$ 13,600,000